Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
Gulf Warehousing Co.	746,756	$1,031,352

Banks — 47.8%
Commercial Bank PSQC (The)	2,653,849	3,838,152
Doha Bank QPSC	2,791,924	2,139,680
Masraf Al Rayan QSC	4,571,008	5,492,798
Qatar First Bank(a)	1,777,057	920,427
Qatar International Islamic Bank QSC	1,113,616	2,869,837
Qatar Islamic Bank SAQ	1,460,453	6,830,081
Qatar National Bank QPSC	4,053,658	19,396,017
		41,486,992

Chemicals — 3.5%
Mesaieed Petrochemical Holding Co.	6,002,324	3,059,068

Construction Materials — 1.3%
Qatar National Cement Co. QSC	557,362	748,265
Qatari Investors Group QSC	562,396	395,123
		1,143,388

Diversified Financial Services — 1.1%
Salam International Investment Ltd. QSC(a)	3,448,315	950,822

Diversified Telecommunication Services — 2.8%
Ooredoo QPSC	1,293,139	2,422,504

Energy Equipment & Services — 1.1%
Gulf International Services QSC(a)	2,351,085	948,770

Food & Staples Retailing — 1.3%
Al Meera Consumer Goods Co. QSC	224,804	1,142,494

Food Products — 0.9%
Baladna	1,832,030	771,600

Health Care Providers & Services — 1.2%
Medicare Group	407,603	1,035,756

Industrial Conglomerates — 10.7%
Aamal Co.	3,560,366	963,432
Industries Qatar QSC	2,071,471	7,243,971
Mannai Corp. QSC	450,970	444,363
Qatar Industrial Manufacturing Co. QSC	851,934	657,973
		9,309,739
Insurance — 2.0%
Qatar Insurance Co. SAQ(a)	2,567,708	1,770,306
Security	Shares	Value

Marine — 2.3%
Qatar Navigation QSC	992,517	$1,974,132

Metals & Mining — 2.6%
Qatar Aluminum Manufacturing Co.	5,048,758	2,247,866

Multi-Utilities — 3.6%
Qatar Electricity & Water Co. QSC	731,141	3,163,361

Oil, Gas & Consumable Fuels — 7.2%
Qatar Fuel QSC	664,981	3,217,766
Qatar Gas Transport Co. Ltd.	3,579,978	3,013,692
		6,231,458

Real Estate Management & Development — 7.3%
Barwa Real Estate Co.	3,033,890	2,606,609
Ezdan Holding Group QSC(a)	3,063,316	1,469,053
Mazaya Real Estate Development QPSC	2,292,778	726,304
United Development Co. QSC	3,488,688	1,503,290
		6,305,256
Wireless Telecommunication Services — 1.9%
Vodafone Qatar QSC	3,486,519	1,641,846

Total Common Stocks — 99.8%
(Cost: $69,176,354)		86,636,710

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	190,000	190,000

Total Short-Term Investments — 0.2%
(Cost: $190,000)		190,000

Total Investments in Securities — 100.0%
(Cost: $69,366,354)		86,826,710

Other Assets, Less Liabilities — 0.0%		23,117

Net Assets — 100.0%		$86,849,827

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions From Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$160,000	(a)	$—	$—	$—	$190,000	190,000	$66	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	2	06/18/21	$136	$2,390

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,071,807	$33,564,903	$—	$86,636,710
Money Market Funds	190,000	—	—	190,000
	$53,261,807	$33,564,903	$—	$86,826,710

Derivative financial instruments(a)
Assets
Futures Contracts	$2,390	$—	$—	$2,390

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.